Allowance for Credit Losses (Textuals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for credit losses (Textuals)
Allowance for credit losses, individually evaluated for impairment	$ 4.6	$ 4.5
The recorded investment in past-due finance lease receivables on nonaccrual status	0.7	2.2
Allowance for credit losses	$ 4.6	4.5	$ 4.5
Minimum
Allowance for credit losses (Textuals)
Period required for considering financing receivable as non accrual status	60 days
Period for placing financing receivables on non-accrual status	89 days
Past Due Period Of Financing Receivable Accruing Interest	90 days
Maximum
Allowance for credit losses (Textuals)
Period required for considering financing receivable as non accrual status	89 days
Finance Leases Financing Receivable [Member]
Allowance for credit losses (Textuals)
Individually evaluated for impairment	$ 75.3	149.7
Allowance for credit losses	0.5	0.4	0.4
Impaired financing receivable, related allowance		4.1
Notes Receivable [Member]
Allowance for credit losses (Textuals)
Individually evaluated for impairment	22.5	23.1
Allowance for credit losses	4.1	4.1	$ 4.1
Brazil | Finance Leases Financing Receivable [Member]
Allowance for credit losses (Textuals)
Individually evaluated for impairment	$ 58.8	$ 127.9